Concentration of risk	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
Concentration of risk

Note 12 – Concentration of risk

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash in bank. As of June 30, 2025 and December 31, 2024, $4,775,861 and $3,521,677 were deposited with financial institutions located in the PRC, respectively. Deposit insurance system in China only insured each depositor at one bank for a maximum of approximately $70,000 (RMB 500,000). As of June 30, 2025 and December 31, 2024, $4,473,221 and $3,232,446 are over the China deposit insurance limit which is not covered by insurance, respectively. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately USD 64,000) if the bank with which an individual/a company hold its eligible deposit fails. As of June 30, 2025 and December 31, 2024, cash balance of $466,756 and $1,172,048 was maintained at financial institutions in Hong Kong, of which $ 398,875 and $1,043,310 was subject to credit risk, respectively.

RMB 500,000 (approximately $70,000) of the Company’s short-term investment in China is protected by deposit insurance system. Approximately $0.6 million of the Company’s investment is subject to credit risk.

The Company is also exposed to risk from its accounts receivable and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Customer concentration risk

For the six months ended June 30, 2025, two customers accounted for 73.8% and 20.0% of the Company’s total revenues, respectively. For the six months ended June 30, 2024, one customer accounted for 100.0% of the Company’s total revenues.

As of June 30, 2025, two customers accounted for 64.9% and 29.4% of the total balance of accounts receivable, respectively. As of December 31, 2024, two customers accounted for 52.3% and 46.8% of the total balance of accounts receivable, respectively.

Vendor concentration risk

For the six months ended June 30, 2025, three vendors accounted for 42.7%, 27.9% and 13.0% of the Company’s total purchases, respectively. For the six months ended June 30, 2024, none of vendor accounted for more than 10.0% of the Company’s total purchases.

As of June 30, 2025, three vendors accounted for 41.7%, 21.6% and 20.7% of the total balance of accounts payable, respectively. As of December 31, 2024, two vendors accounted for 36.9% and 30.0% of the total balance of accounts payable, respectively.